Other Non-Current assets	12 Months Ended
Dec. 31, 2019
Disclosure of Other Non-Current assets [Abstract]
Other Non-Current assets	Note 12 – Other Non-Current assets
	As at December 31,
	2019	2018
	$ Thousands
Qoros put option (1)	55,575	65,668
Others	2,142	2,142
	57,717	67,810

(1)	Refer to Note 9.B.b.2.